Other Non-Current Liabilities (Details) - USD ($)		12 Months Ended
	Jun. 10, 2024	Jun. 30, 2024	Mar. 19, 2024	Dec. 27, 2023	Sep. 14, 2023	Aug. 08, 2023	Jun. 20, 2023
Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Fixed price per share (in Dollars per share)		$ 10
Convert the promissory note per share (in Dollars per share)		$ 8.33
Total amount of third party	$ 1,150,000
Term payable	3 years
Promissory Note 1 [Member]
Other Non-Current Liabilities [Line Items]
Loan							$ 150,000
Promissory Note 2 [Member]
Other Non-Current Liabilities [Line Items]
Loan						$ 210,000
Convert promissory note shares (in Shares)		25,200
Promissory Note 3 [Member]
Other Non-Current Liabilities [Line Items]
Loan					$ 140,000
Promissory Note 4 [Member]
Other Non-Current Liabilities [Line Items]
Loan				$ 300,000
Convert promissory note shares (in Shares)		36,000
Promissory Note 5 [Member]
Other Non-Current Liabilities [Line Items]
Loan			$ 350,000
Convert promissory note shares (in Shares)		42,000